Average Annual Total Returns		1 Months Ended	12 Months Ended
	Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
WEBs SPY Defined Volatility ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		7.96%	15.49%
Performance Inception Date	Dec. 16, 2024
WEBs SPY Defined Volatility ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		7.90%	15.41%
WEBs SPY Defined Volatility ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.07%	9.22%
WEBs QQQ Defined Volatility ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		8.14%	18.12%
Performance Inception Date	Dec. 16, 2024
WEBs QQQ Defined Volatility ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		8.13%	18.11%
WEBs QQQ Defined Volatility ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.21%	10.74%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		13.60%	17.88%
Syntax Defined Volatility US Large Cap 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Syntax Defined Volatility US Large Cap 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		9.67%	17.42%
Nasdaq 100 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Nasdaq 100 Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		14.47%	21.02%
Syntax Defined Volatility Triple Q’s Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Syntax Defined Volatility Triple Q’s Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		8.93%	19.11%